Repurchase of common stock (Details Textual) - USD ($)		12 Months Ended
	Oct. 30, 2014	Dec. 31, 2015	Dec. 31, 2014
Equity, Class of Treasury Stock [Line Items]
Treasury Stock, Value		$ 1,278,546	$ 1,278,546
Stock Repurchase Program, Authorized Amount		$ 3,000,000
Board of Directors [Member]
Equity, Class of Treasury Stock [Line Items]
Treasury Stock, Number of Shares Held		119,400
Treasury Stock Acquired, Average Cost Per Share		$ 10.71
Treasury Stock, Value		$ 1,300,000
Stock Repurchase Program, Authorized Amount	$ 20,000,000
Stock Repurchase Program, Period in Force	3 years